Stock-Based Compensation, Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 2,500	$ 862	$ 696
Cost of Revenue - Subscription [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	97	18	50
Cost of Revenue - Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	36	2
Research and Development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	452	114	97
Sales and Marketing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	518	218	222
General and Administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 1,397	$ 510	$ 327